1290 Funds®

1290 Diversified Bond Fund

SUPPLEMENT DATED APRIL 1, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2020, as supplemented, of 1290 Funds. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@dfinsolutions.com, or you can view, print, and download a copy of these documents at 1290 Funds’ website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the 1290 Diversified Bond Fund.

The table in the section of the Summary Prospectus entitled “Who Manages the Portfolio — Sub-Adviser: Brandywine Global Investment Management, LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Brian L. Kloss, JD, CPA	Portfolio Manager and Head of High Yield	March 2020

**********

The table in the section of the Prospectus entitled “1290 Diversified Bond Fund — Who Manages the Portfolio — Sub-Adviser: Brandywine Global Investment Management, LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Brian L. Kloss, JD, CPA	Portfolio Manager and Head of High Yield	March 2020

**********

The section of the Prospectus entitled “Management of the Funds — The Sub-Advisers — Brandywine Global Investment Management, LLC” is amended to include the following information:

Brian L. Kloss, JD, CPA is a Portfolio Manager and Head of High Yield, and has been employed in the investment area of Brandywine Global Investment Management, LLC since December 2009.

**********

The section of the SAI entitled “Appendix B 1290 Funds Portfolio Manager Information — Brandywine Global Investment Management, LLC” is amended to add the following information:

Brandywine Global Investment Management, LLC (“Brandywine” or “Sub-Adviser”)
Portfolio Manager	Presented below for the portfolio manager is the number
of other accounts of the Sub-Adviser managed by the
portfolio manager and the total assets of the accounts
	managed within each category as of February 29, 2020						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions

1290 Diversified Bond Fund
Brian L. Kloss, JD, CPA	4	$1,149	13	$1,407	10	$2,457	N/A	N/A	2	$145	5	$1,791

Ownership of Securities of the Portfolio as of February 29, 2020

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

1290 Diversified Bond Fund
Brian L. Kloss, JD, CPA	x

**********